Accounts Payable to Suppliers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Suppliers	R$ 2,215,470	R$ 2,710,984
Suppliers, current	2,090,022	2,585,735
Suppliers, noncurrent	125,448	125,249
Energy Supplies [Member]
IfrsStatementLineItems [Line Items]
Suppliers	1,208,733	1,303,386
Materials And Supplies [Member]
IfrsStatementLineItems [Line Items]
Suppliers	626,710	770,629
Natural Gas For Resale [Member]
IfrsStatementLineItems [Line Items]
Suppliers	93,696	60,121
Charges For Use Of Grid System [Member]
IfrsStatementLineItems [Line Items]
Suppliers	R$ 286,331	R$ 576,848